Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Disclosure of nature and extent of risks arising from financial instruments [Table Text Block]
December 31, 2022	Foreign currency amount			USD Equivalent

	C$(000s)	ZAR (000s)	XOF (000s)	$
Cash and cash equivalents	1,614	691	17,954	1,261
Receivables	61	-	-	45
Accounts payable and accrued liabilities	(2,139)	(402)	(36,830)	(1,662)
Long-term incentive plan liabilities	(3,681)	-	-	(2,716)
Lease liability	(425)	-	-	(314)
Net exposure to foreign currency	(4,570)	289	(18,876)	(3,386)

December 31, 2021	Foreign currency amount			USD Equivalent

	C$(000s)	ZAR (000s)	XOF (000s)	$
Cash and cash equivalents	2,615	645	21,958	2,130
Receivables	65	-	-	51
Accounts payable and accrued liabilities	(1,746)	(379)	(26,088)	(1,439)
Long-term incentive plan liabilities	(1,971)	-	-	(1,547)
Lease liability	(534)	-	-	(419)
Net exposure to foreign currency	(1,571)	266	(4,130)	(1,223)